Investor A C And Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Systematic Multi-Strategy Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 517
Expense Example, with Redemption, 3 Years	768
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	1,806
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,043
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	$ 1,142